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[AIM LOGO APPEARS HERE]
--Registered Trademark--

11 Greenway Plaza, Suite 100
Houston, TX  77046-1173
713-626-1919

A I M Advisors, Inc.

July 30, 2002


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., NW
Washington, D.C. 20549

Re:  Tax-Free Investments Co.
     CIK No. 0000205010

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Tax-Free Investments Co. (the "Fund") that the forms of the Fund's Prospectuses, each dated July 29, 2002, relating to the Cash Management, Institutional, Personal Investment, Private Investment, Reserve, Resource, and Sweep Classes of the Cash Reserve Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A. Post-Effective Amendment No. 34, which is the most recent Amendment to the Fund's Registration Statement, was filed electronically with the Securities and Exchange Commission on July 26, 2002.

Please send me copies of all correspondence with respect to the certificate, or contact me at (713) 214-4785.

Very truly yours,

/s/OFELIA M. MAYO

Ofelia M. Mayo
Counsel

A member of the AMVESCAP Group